GENERAL - Schedule of ownership percentage of subsidiaries (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
SatixFy Israel Ltd.
Subsidiaries
Holding percentage	100.00%	100.00%
SatixFy UK Limited
Subsidiaries
Holding percentage	100.00%	100.00%
SatixFy Bulgaria Ltd.
Subsidiaries
Holding percentage	100.00%	100.00%
SatixFy US LLC
Subsidiaries
Holding percentage	100.00%	100.00%
Endurance Acquisition Corp.
Subsidiaries
Holding percentage	100.00%	100.00%